consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and temporary investments, net	$ 2,621	$ 869
Accounts receivable	3,797	3,689
Income and other taxes receivable	173	146
Inventories	482	629
Contract assets	457	465
Costs incurred to obtain or fulfill contracts with customers	413	366
Prepaid maintenance and other	421	403
Current derivative assets	8	65
Total	8,372	6,632
Non-current assets
Property, plant and equipment, net	17,503	17,337
Intangible assets, net	20,328	20,593
Goodwill, net	10,460	10,564
Contract assets	274	325
Other long-term assets	2,676	2,577
Total	51,241	51,396
Assets	59,613	58,028
Current liabilities
Short-term borrowings	920	922
Accounts payable and accrued liabilities	3,494	3,630
Income and other taxes payable	141	142
Dividends payable	649	605
Advance billings and customer deposits	1,053	1,039
Provisions	300	241
Current maturities of long-term debt	3,102	3,246
Current derivative liabilities	30	11
Total	9,689	9,836
Non-current liabilities
Provisions	661	686
Long-term debt	27,437	25,608
Other long-term liabilities	955	869
Deferred income taxes	4,292	4,231
Total	33,345	31,394
Liabilities	43,034	41,230
Owners' equity
Common equity	15,775	15,620
Non-controlling interests	804	1,178
Total	16,579	16,798
Total	59,613	58,028
Contingent liabilities